Prepaid and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2025
Prepaid and Other Current Assets [Abstract]
Schedule of Prepaid and Other Current Assets

Prepaid and other current assets consisted of the following:

	As of
	December 31, 2024	June 30, 2025
	$	$
		Unaudited
Inventories	29	109
Prepayments to suppliers	189	135
Loans to third parties	6	6
Receivables due from third-party (Note i)	880	880
Others (Note ii)	16	17
Total before allowance for credit losses	1,120	1,147
Less: allowance for credit losses (Note i)	(461)	(461)
Total	659	686

(Note i) Long-term receivable, net related to Bay State College and expected to be collected less than twelve months.

(Note ii) Others mainly included prepaid education supplies, prepaid outsourcing service fee, and other miscellaneous items.